Significant Accounting Policies Significant Accounting Policies- Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Advertising expense	$ 149.8	$ 102.6	$ 66.8